6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 3) (USD $)	Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 3
Carrying value at date of Merger	$ 827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: Principal and accrued interest of convertible note converted to common stock	(159,913)
Less: amortization of debt premium	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Balance December 31, 2012	$ 0